Overview:(Tables)	12 Months Ended
Dec. 31, 2017
Aerostar [Member]
Description of detailed information regarding consideration paid for business acquisition [Text Block]
The following table summarizes the consideration pertaining to Aerostar at May 26, (the combination date or date of the transaction):

	May 26,
	2017

Cash paid	Ps	726,628
Previous benefit acquired by departure of the previous shareholder		848,923

Consideration on May 26, 2017		1,575,551
Fair value of share capital held in Aerostar prior to the business combination		7,877,756
Non-controlling interest at the business combination date		6,302,205

Total purchase consideration	Ps	15,755,512

Description of detailed information regarding assets and liabilities acquired under business acquisition [Text Block]
Following are the fair value of the net assets acquired under the business combination at the acquisition date:

		Fair
		value
Assets
CURRENT:
Cash and cash equivalents	Ps	543,242
Restricted cash		16,989
Other current assets		142,410

Current assets		702,641

NON-CURRENT:
Land, furniture and equipment		135,929
Intangible assets, airport concessions - Net		19,308,402

Total non-current assets		19,444,331

Total assets	Ps	20,146,972

Liabilities
CURRENT:
Current liabilities	Ps	647,896

NON-CURRENT:
Long-term debt		8,254,620
Deferred income tax		808,894
Other non-current liabilities		286,315

Total non-current liabilities		9,349,829

Total liabilities		9,997,725

Net assets acquired under the business combination		10,149,247

Total purchase consideration		15,755,512

Goodwill at the acquisition date (Note 8.1)	Ps	5,606,265

Description of detailed information regarding assets , liabilities and non controlling interest of acquired entity [Text Block]
The Aerostar condensed financial information at December 31, 2017, which shows its significant non-controlling interest, is shown below:

	December 31
Condensed statement of financial position	2017

Cash and cash equivalents	Ps	436,774
Restricted cash		106,350
Other current assets		247,517

Total current assets		790,641

Financial liabilities:
Current liabilities		(633,084)

Working capital		157,557

Land, furniture and equipment		141,708
Intangible assets, airport concessions - Net		13,636,227
Other long term assets		584
Long term debt		(7,489,465)
Accounts payable to the Company		(1,210,088)
Deferred income tax - Net		(267,307)

Shareholders’ equity	Ps	4,969,216

	Period from
	June 1 to
Condensed statements of comprehensive income	December 31, 2017

Revenue	Ps	1,497,557
Operating cost and expenses		(1,186,028)
Comprehensive financial cost		(295,803)
Deferred income tax		(28,679)

Net income for the year		(12,953)
Foreign currency translation		254,110

Total comprehensive income for the year	Ps	241,157

Airplan [Member]
Description of detailed information regarding consideration paid for business acquisition [Text Block]
The following table summarizes the consideration pertaining to Airplan at the business combination date:

	October 19
	2017

Consideration paid on October 19, 2017	Ps	3,789,797
Non-controlling interest at the combination date		310,827

Total purchase consideration	Ps	4,100,624

Description of detailed information regarding assets and liabilities acquired under business acquisition [Text Block]
The distribution of the purchase price over the net assets acquired of Airplan at the business combination date are shown below:

	Fair
	value
Assets
CURRENT:
Cash and cash equivalents	Ps	37,716
Other current assets		189,372

Current assets		227,088

NON-CURRENT:
Land, furniture and equipment		3,400
Intangible assets, airport concessions - Net		7,232,588

Total non-current assets		7,235,988

Total assets	Ps	7,463,076

Liabilities

CURRENT:
Current liabilities	Ps	551,000

NON-CURRENT:
Bank loans		3,424,897
Deferred income tax		861,483
Other non-current liabilities		27

Total non-current liabilities		4,286,407

Total liabilities		4,837,407

Net assets acquired under the business combination		2,625,669

Total consideration		4,100,624

Goodwill at acquisition date and at December 31, 2017 (Note 8.1)	Ps	1,474,955